Provisions	12 Months Ended
Dec. 31, 2022
Provisions [Abstract]
Provisions

21. Provisions

	Dilapidation	Restructuring	Other	Total
	£’000	£’000	£’000	£’000

At December 31, 2020	3,363	-	-	3,363

Acquisition of subsidiaries	3,549	-	-	3,549
Recognized during the year	1,073	-	-	1,073

At December 31, 2021	7,985	-	-	7,985

Acquisition of subsidiaries	-	-	631	631
Recognized during the year	1,464	36,877	1,979	40,320
Utilized during the year	(697)	(5,740)	-	(6,437)
Reversed during the year	-	(1,406)	-	(1,406)
Liabilities held for sale	-	(5,033)	-	(5,033)
Disposal of subsidiaries	-	-	(770)	(770)

At December 31, 2022	8,752	24,698	1,840	35,290

Current	-	24,698	1,840	26,538
Non-current	8,752	-	-	8,752

The dilapidation provisions relate to the expected reinstatement costs of leased office buildings, vehicle preparation centers, collection centers and vehicles back to the conditions required by the lease. Cash outflows associated with the dilapidation provisions are to be incurred at the end of the relevant lease term, between 4 and 20 years.

The restructuring provision relates to actions being undertaken as part of the Group’s Revised Business Plans including redundancy costs. Cash outflows associated with the restructuring provision are to be largely incurred within 12 months.